Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2021
Other Borrowed Funds [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank
Other borrowed funds at December 31, 2021 and 2020 are comprised of advances from the FHLB of Cincinnati and promissory notes.

	FHLB Borrowings	Promissory Notes	Totals
2021	$17,476	$2,138	$19,614
2020	24,665	3,198	27,863

Schedule of Maturities of Long-term Debt
Scheduled principal payments over the next five years:

	FHLB Borrowings	Promissory Notes	Totals
2022	$2,109	$1,031	$3,140
2023	1,784	1,107	2,891
2024	1,693	—	1,693
2025	1,560	—	1,560
2026	1,434	—	1,434
Thereafter	8,896	—	8,896
	$17,476	$2,138	$19,614